Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials and components	$ 71,861	$ 57,156
Products in process	12,417	11,186
Finished products	3,707	7,411
Inventories	$ 87,985	$ 75,753